FIXED ASSETS	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
FIXED ASSETS [Text Block]

NOTE 4 – FIXED ASSETS

Fixed assets consisted of the following at:

	September 30, 2013	March 31, 2013
Equipment	$326,220	$39,897
Less: accumulated depreciation	(11,152)	(1,814)
Fixed assets, net	$315,068	$38,083

Depreciation expense for the three and six months ended September 30, 2013 was $7,489 and $9,338, respectively.

NOTE 4 – FIXED ASSETS

Fixed assets consisted of the following at March 31, 2013:

Equipment	$39,897
Less: accumulated depreciation	(1,814)
Fixed assets, net	$38,093

Depreciation expense for the period from Inception (June 19, 2012) to March 31, 2013 was $1,814.

Repairs and maintenance expense for the period from Inception (June 19, 2012) to March 31, 2013 was $361.